ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of components of accounts receivable

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Accounts receivable	56,513	85,021	12,327
Allowance for credit losses	(381)	(5,407)	(784)
Accounts receivable, net	56,132	79,614	11,543

Schedule of movements in the allowance for doubtful accounts

	For the year ended December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	156	381	55
Provisions	225	5,026	729
Balance at end of the year	381	5,407	784